ROPES & GRAY LLP 191 NORTH WACKER DRIVE 32nd FLOOR CHICAGO, ILLINOIS 60606-4302 WWW.ROPESGRAY.COM

October 27, 2021	Rita Rubin T +1 312 845 1241 rita.rubin@ropesgray.com

BY EDGAR

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, DC 20549-1090

Re: First American Funds Trust Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of First American Funds Trust (the “Trust”), a Massachusetts business trust, enclosed for filing under both the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is a registration statement on Form N-1A (the “Registration Statement”).  We filed a Form N-8A for the Trust earlier today.

Additional information regarding the Trust, as well as the remaining exhibits to the Registration Statement, will be filed by amendment.

The Trust has been established so that each series thereof can acquire corresponding series of First American Funds, Inc. (“FAF Inc.”). No shares will be offered and sold under this N-1A registration statement unless/until the closing of the reorganization of the FAF Inc. into the Trust.

Please direct any questions you may have with respect to this filing to me (at 312-845-1241) or to Paulita Pike (at 312-845-1212) of this firm.

Sincerely,

/s/ Rita Rubin
Rita Rubin